Investments in Unconsolidated Affiliated Companies (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Aug. 31, 2008 Shin Caterpillar Mitsubishi	Dec. 31, 2008 Shin Caterpillar Mitsubishi	Aug. 31, 2008 Caterpillar Japan	Feb. 29, 2008 ASV
Results of Operations of unconsolidated affiliated companies:
Sales	$ 812,000,000	$ 569,000,000	$ 3,727,000,000
Cost of sales	627,000,000	434,000,000	3,082,000,000
Gross profit	185,000,000	135,000,000	645,000,000
Profit (loss)	(36,000,000)	(39,000,000)	55,000,000
Assets:
Current assets	414,000,000	223,000,000	209,000,000
Property, plant and equipment - net	196,000,000	219,000,000	227,000,000
Other assets	39,000,000	5,000,000	26,000,000
Assets	649,000,000	447,000,000	462,000,000
Liabilities:
Current liabilities	274,000,000	250,000,000	173,000,000
Long-term debt due after one year	72,000,000	41,000,000	110,000,000
Other liabilities	40,000,000	17,000,000	35,000,000
Liabilities	386,000,000	308,000,000	318,000,000
Equity	263,000,000	139,000,000	144,000,000
Caterpillar's investments in unconsolidated affiliated companies:
Investments in equity method companies	135,000,000	70,000,000	66,000,000
Plus: Investments in cost method companies	29,000,000	35,000,000	28,000,000
Total investments in unconsolidated affiliated companies	164,000,000	105,000,000	94,000,000
Business Acquisition
Equity method investment ownership percentage before stock redemption (as a percent)				50.00%
Consolidated subsidiary, percentage ownership (as a percent)						67.00%
Equity method investment ownership percentage sold (as a percent)							23.00%
Equity method investment realized gain (loss)							60,000,000
Sales from Shin Caterpillar Mitsubishi to Caterpillar					1,670,000,000
Purchases by Shin Caterpillar Mitsubishi from Caterpillar					$ 353,000,000